BASIC AND DILUTED EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 14:-	BASIC AND DILUTED EARNINGS PER SHARE

	Year Ended December 31,
	2015	2016	2017

Numerator:
Net income	$366	$16,238	$4,030

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	40,178,292	35,173,562	31,103,703
Effect of dilutive securities:
Employee stock options, warrants and RSUs	386,653	605,292	1,064,659

Denominator for diluted earnings per share - adjusted weighted average number of shares	40,564,945	35,778,854	32,168,362